Equity-Settleable Convertible Notes - Summary of Significant Inputs Used in Valuation (Details)	Dec. 31, 2025 $ / shares
Statement One [Line Items]
Share price	$ 5.58
Volatility	75.00%
Risk free interest rate(%)	3.48%
Expected dividend yield	0.00%
Credit Spread Rate	7.25%